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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21187

Registrant Name:	PIMCO Municipal Income Fund III

Address of Principal Executive Offices:	1345 Avenue of the Americas,
New York, NY 10105

Name and Address of Agent for Service:	Lawrence G. Altadonna
1345 Avenue of the Americas,
New York, NY 10105

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	September 30, 2009

Date of Reporting Period:	June 30, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
PIMCO Municipal Income Fund III Schedule of Investments
June 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

MUNICIPAL BONDS & NOTES—93.5%
	Alabama—0.9%
$5,000	Birmingham Baptist Medical Centers Special Care Facs. Financing Auth. Rev., Baptist Health Systems, Inc., 5.00%, 11/15/30, Ser. A	Baa2/NR	$3,725,750
1,500	Colbert Cnty. Northwest Health Care Facs. Auth. Rev., 5.75%, 6/1/27	Baa3/NR	1,284,285

			5,010,035

	Alaska—1.2%
3,100	Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46, Ser. A	Baa3/NR	1,679,084
	State Housing Finance Corp. Rev.,
3,900	5.00%, 12/1/33, Ser. A	Aaa/AAA	3,750,981
1,000	5.25%, 6/1/32, Ser. C (NPFGC)	Aa2/AA	979,080

			6,409,145

	Arizona—4.9%
	Health Facs. Auth. Rev.,
	Banner Health,
1,250	5.00%, 1/1/35, Ser. A	NR/A+	1,141,550
900	5.50%, 1/1/38, Ser. D	NR/A+	874,116
2,250	Beatitudes Campus Project, 5.20%, 10/1/37	NR/NR	1,381,860
1,500	Maricopa Cnty. Pollution Control Corp. Rev., Palo Verde Project, 5.05%, 5/1/29, Ser. A (AMBAC)	Baa2/A	1,216,020
13,000	Pima Cnty. Industrial Dev. Auth. Rev., Correctional Facs., 5.00%, 9/1/39	Aa2/AA	11,984,700
5,000	Salt River Project Agricultural Improvement & Power Dist. Rev., 5.00%, 1/1/39, Ser. A (i)	Aa1/AA	4,969,400
5,600	Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	A3/A	4,136,664

			25,704,310

	California—5.6%
2,500	Health Facs. Financing Auth. Rev., Catholic Healthcare West, 6.00%, 7/1/39, Ser. A	A2/A	2,421,475
	State, GO,
250	5.00%, 11/1/37	A2/A	209,983
5,300	5.00%, 12/1/37	A2/A	4,451,152
6,000	6.00%, 4/1/38	A2/A	6,008,100
3,060	Statewide Communities Dev. Auth. Rev.,
	Baptist Univ., 9.00%, 11/1/17, Ser. B (a)(c)	NR/NR	2,553,325
	Methodist Hospital Project, (FHA),
2,900	6.625%, 8/1/29	Aa2/AA	3,123,967
10,300	6.75%, 2/1/38	Aa2/AA	11,021,618

			29,789,620

	Colorado—3.0%
9,955	Colorado Springs Rev., 5.00%, 11/15/30, Ser. B (i)	Aa2/AA	10,073,962
500	Confluence Metropolitan Dist. Rev., 5.45%, 12/1/34	NR/NR	312,195
500	Health Facs. Auth. Rev., Evangelical Lutheran, 6.125%, 6/1/38, Ser. A	A3/A-	494,290
1,500	Housing & Finance Auth. Rev., Evergreen Country Day School, Inc. Project, 5.875%, 6/1/37 (a)(c)	NR/BB	953,385
500	Public Auth. for Colorado Energy Rev., 6.50%, 11/15/38	A2/A	474,915
4,000	Saddle Rock Metropolitan Dist., GO, 5.35%, 12/1/31, (Radian)	NR/BBB-	3,418,600

			15,727,347

	District of Columbia—1.9%
10,000	Dist. of Columbia Water & Sewer Auth. Rev., 5.50%, 10/1/39, Ser. A (i)	Aa3/AA	10,320,600

PIMCO Municipal Income Fund III Schedule of Investments
June 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Florida—4.9%
$3,480	Brevard Cnty. Health Facs. Auth. Rev., Health First, Inc. Project, 5.00%, 4/1/34	A3/A-	$2,771,019
4,500	Broward Cnty. Water & Sewer Utility Rev., 5.25%, 10/1/34, Ser. A (i)	Aa3/AA	4,502,880
2,500	Hillsborough Cnty. Industrial Dev. Auth. Rev., Tampa General Hospital Project, 5.25%, 10/1/34, Ser. B	A3/NR	2,076,675
1,485	Julington Creek Plantation Community Dev. Dist., Special Assessment, 5.00%, 5/1/29, (NPFGC)	Baa1/A	1,156,340
1,000	Miami-Dade Cnty. Rev., 5.50%, 10/1/36, Ser. A	A2/A-	955,130
3,895	Sarasota Cnty. Health Facs. Auth. Rev., 5.75%, 7/1/45	NR/NR	2,672,710
4,200	State Board of Education, GO, 5.00%, 6/1/38, Ser. D (i)	Aa1/AAA	4,168,038
6,900	State Board of Governors Rev., Florida Univ., 6.50%, 7/1/33	Aa2/AA	7,565,229

			25,868,021

	Georgia—0.2%
1,750	Fulton Cnty. Residential Care Facs. Rev., Lenbrook Project, 5.125%, 7/1/42, Ser. A	NR/NR	1,050,892
400	Medical Center Hospital Auth. Rev., Spring Harbor Green Island Project, 5.25%, 7/1/37	NR/NR	273,204

			1,324,096

	Idaho—1.2%
	State Building Auth. Building Rev., Ser. A (XLCA),
1,000	5.00%, 9/1/33	NR/AA-	977,980
5,750	5.00%, 9/1/43	NR/AA-	5,452,668

			6,430,648

	Illinois—8.1%
500	Chicago Board of Education School Reform, GO, zero coupon, 12/1/28, Ser. A (FGIC-NPFGC)	A1/AA-	151,480
	Chicago Motor Fuel Tax Rev.,
7,000	5.00%, 1/1/33, Ser. A (AMBAC)	A1/AA+	6,820,590
500	5.00%, 1/1/38, Ser. A	Aa2/AAA	491,055
	Chicago, GO,
720	5.00%, 1/1/31, Ser. A (NPFGC)	Aa3/AA-	706,975
5,000	5.00%, 1/1/34, Ser. C (i)	Aa3/AA-	4,835,500
	Educational Facs. Auth. Rev., Univ. of Chicago, Ser. A
4,780	5.00%, 7/1/33	Aa1/AA	4,802,227
165	5.25%, 7/1/41	Aa1/AA	166,175
	Finance Auth. Rev.,
	Leafs Hockey Club Project, Ser. A
1,000	5.875%, 3/1/27	NR/NR	400,010
625	6.00%, 3/1/37 (e)	NR/NR	249,631
400	OSF Healthcare Systems, 7.125%, 11/15/37, Ser. A	A2/A	417,648
12,795	Peoples Gas Light & Coke, 5.00%, 2/1/33, (AMBAC)	A2/A-	12,381,594
5,000	Univ. of Chicago, 5.50%, 7/1/37, Ser. B (i)	Aa1/AA	5,182,800
1,175	Health Facs. Auth. Rev., Elmhurst Memorial Healthcare, 5.50%, 1/1/22	Baa1/NR	1,054,210
5,000	State Toll Highway Auth. Rev., 5.50%, 1/1/33, Ser. B	Aa3/AA-	5,178,100

			42,837,995

	Indiana—2.1%
1,375	Fort Wayne Pollution Control Rev., General Motors Corp. Project, 6.20%, 10/15/25 (e)	Caa3/D	294,580
5,000	Indianapolis Local Public Improvement Board, Tax Allocation, 5.00%, 2/1/29, Ser. G (NPFGC)	Baa1/AA	5,046,950
1,000	Plainfield Parks Facs. Corp. Lease Rent Rev., 5.00%, 1/15/22, (AMBAC)	NR/A	1,015,200

PIMCO Municipal Income Fund III Schedule of Investments
June 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Indiana (continued)
	Portage Industrial Economic Dev. Rev., Ameriplex Project, Tax Allocation,
$1,000	5.00%, 7/15/23	NR/BBB+	$823,900
775	5.00%, 1/15/27	NR/BBB+	607,383
3,500	State Dev. Finance Auth. Pollution Control Rev., 5.00%, 3/1/30, Ser. B (AMBAC)	Aaa/A	3,124,870

			10,912,883

	Iowa—1.5%
	Finance Auth. Rev., Deerfield Retirement Community, Inc., Ser. A,
120	5.50%, 11/15/27	NR/NR	74,494
575	5.50%, 11/15/37	NR/NR	320,879
11,010	Tobacco Settlement Auth. Rev., 5.60%, 6/1/34, Ser. B	Baa3/BBB	7,393,435

			7,788,808

	Kentucky—0.6%
	Economic Dev. Finance Auth. Hospital Facs. Rev.,
	Baptist Healthcare System, Ser. A,
1,000	5.375%, 8/15/24	Aa3/NR	1,045,570
1,300	5.625%, 8/15/27	Aa3/NR	1,340,872
1,000	Catholic Healthcare Partners, 5.25%, 10/1/30	A1/AA-	916,980

			3,303,422

	Louisiana—0.5%
1,700	Public Facs. Auth. Rev., Ochsner Clinic Foundation Project, 5.50%, 5/15/47, Ser. B	A3/NR	1,330,590
1,595	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser.2001- B	Baa3/BBB	1,255,169

			2,585,759

	Maryland—0.3%
1,500	Health & Higher Educational Facs. Auth. Rev., Calvert Health Systems, 5.50%, 7/1/36	A2/NR	1,366,485

	Massachusetts—1.3%
750	Dev. Finance Agcy. Rev., Linden Ponds, Inc., 5.75%, 11/15/35, Ser. A	NR/NR	453,660
1,600	State College Building Auth. Rev., 5.50%, 5/1/39, Ser. A	A1/A+	1,641,376
4,910	State Housing Finance Agcy., Housing Rev., 5.125%, 6/1/43, Ser. H	Aa3/AA-	4,722,880

			6,817,916

	Michigan—14.2%
500	Conner Creek Academy East Rev., 5.25%, 11/1/36	NR/BB+	327,300
9,320	Detroit Sewer Disposal System Rev., 5.00%, 7/1/32, Ser. A (FSA)	Aa3/AAA	8,673,938
	Detroit Water Supply System Rev., (NPFGC),
30,000	5.00%, 7/1/34, Ser. A	A2/A+	26,458,200
7,555	5.00%, 7/1/34, Ser. B	A3/A	6,591,284
1,500	Royal Oak Hospital Finance Auth. Rev., William Beaumont Hospital, 8.25%, 9/1/39	A1/A	1,698,690
	State Hospital Finance Auth. Rev.,
175	Detroit Medical Center, 5.25%, 8/15/23, Ser. A	Ba3/BB-	132,167
	Oakwood Group, Ser. A,
5,405	5.75%, 4/1/32	A2/A	4,643,057
575	6.00%, 4/1/22	A2/A	548,567
20,000	Trinity Health Credit, 5.375%, 12/1/30, Ser. C	Aa2/AA	19,686,600
10,000	Tobacco Settlement Finance Auth. Rev., 6.00%, 6/1/48, Ser. A	NR/BBB	5,967,100

			74,726,903

PIMCO Municipal Income Fund III Schedule of Investments
June 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Mississippi—0.7%
	Business Finance Corp. Pollution Control Rev., System Energy Resources, Inc. Project,
$3,000	5.875%, 4/1/22	Ba1/BBB	$2,763,270
1,250	5.90%, 5/1/22	Ba1/BBB	1,140,650

			3,903,920

	Missouri—0.3%
1,350	St. Louis Cnty. Industrial Dev. Auth. Housing Dev. Rev., 5.20%, 1/20/36, Ser. A (GNMA)	NR/AAA	1,327,077
250	Township of Jennings Rev., Northland Redev. Area Project, 5.00%, 11/1/23	NR/NR	186,190

			1,513,267

	Montana—1.6%
11,250	Forsyth Pollution Control Rev., Puget Sound Energy, 5.00%, 3/1/31, Ser. A (AMBAC)	Baa2/A-	8,622,225

	Nevada—0.7%
4,000	Clark Cnty., GO, 4.75%, 6/1/30, (FSA)	Aa1/AAA	3,582,840

	New Jersey—3.9%
1,000	Camden Cnty. Improvement Auth. Rev., Cooper Health Systems Group, 5.00%, 2/15/35, Ser. A	Baa3/BBB	681,680
	Economic Dev. Auth. Rev.,
4,500	Kapkowski Road Landfill Project, Special Assessment, 6.50%, 4/1/28	Baa3/NR	3,803,580
300	Newark Airport, 7.00%, 10/1/14	Ba1/NR	290,328
	Health Care Facs. Financing Auth. Rev.,
1,085	Pascack Valley Hospital Assoc., 6.625%, 7/1/36 (e)	NR/D	27,113
1,000	St. Peters Univ. Hospital, 5.75%, 7/1/37	Baa2/BBB-	819,250
1,150	Trinitas Hospital, 5.25%, 7/1/30, Ser. A	Baa3/BBB-	854,232
2,000	State Turnpike Auth. Rev., 5.25%, 1/1/40, Ser. E	A3/A+	2,001,460
22,645	Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/41, Ser. 1A	Baa3/BBB	12,270,646

			20,748,289

	New Mexico—0.2%
1,000	Farmington Pollution Control Rev., 5.80%, 4/1/22	Baa3/BB+	925,190

	New York—4.5%
1,700	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters, 5.50%, 10/1/37	A1/A	1,600,227
1,250	Metropolitan Transportation Auth. Rev., 5.00%, 11/15/34, Ser. B	NR/AA	1,228,750
1,150	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	NR/NR	872,459
10,450	New York City Industrial Dev. Agcy. Rev., Yankee Stadium, 7.00%, 3/1/49	Aa2/AAA	11,333,756
	New York City Municipal Water Finance Auth. Rev. (i),
4,900	5.00%, 6/15/37, Ser. D	Aa2/AAA	4,848,893
4,000	Second Gen. Resolution, 4.75%, 6/15/35, Ser. DD	Aa3/AA+	3,777,720

			23,661,805

	North Carolina—1.7%
	Eastern Municipal Power Agcy. Power System Rev.,
2,000	5.125%, 1/1/23, Ser. D	Baa1/BBB+	2,007,260
2,000	5.125%, 1/1/26, Ser. D	Baa1/BBB+	1,959,680
3,795	5.375%, 1/1/17, Ser. C	Baa1/BBB+	3,953,176
1,500	Medical Care Commission Rev., Cleveland Cnty. Healthcare, 5.00%, 7/1/35, Ser. A (AMBAC)	NR/A	1,168,170

			9,088,286

PIMCO Municipal Income Fund III Schedule of Investments
June 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Ohio—3.9%
$15,375	Air Quality Dev. Auth. Pollution Control Rev., Dayton Power, 4.80%, 1/1/34, Ser. B (FGIC)	A2/A	$14,106,255
5,000	Buckeye Tobacco Settlement Financing Auth. Rev., 5.875%, 6/1/47, Ser. A-2	Baa3/BBB	2,828,750
500	Cnty. of Montgomery Rev., Miami Valley Hospital, 6.25%, 11/15/39, Ser. A	Aa3/AA-	518,860
2,500	Lorain Cnty. Hospital Rev., Catholic Healthcare, 5.375%, 10/1/30	A1/AA-	2,347,700
500	State Higher Educational Fac. Commission Rev., Univ. Hospital Health Systems, 6.75%, 1/15/39, Ser. A	A2/A	525,000

			20,326,565

	Pennsylvania—2.0%
1,000	Allegheny Cnty. Hospital Dev. Auth. Rev., Univ. of Pittsburgh Medical Center, 5.625%, 8/15/39	Aa3/A+	977,100
	Cumberland Cnty. Auth. Retirement Community Rev., Messiah Village Project, Ser. A,
750	5.625%, 7/1/28	NR/BBB-	576,345
670	6.00%, 7/1/35	NR/BBB-	516,583
1,000	Dauphin Cnty. General Auth. Rev., Pinnacle Health Systems Project, 6.00%, 6/1/36, Ser. A	A2/A	960,740
1,250	Harrisburg Auth. Rev., Harrisburg Univ. of Science, 6.00%, 9/1/36, Ser. B	NR/NR	1,014,150
6,200	Philadelphia Hospitals & Higher Education Facs. Auth. Rev., Temple Univ. Hospital, 6.625%, 11/15/23, Ser. A	Baa3/BBB	5,958,324
500	Philadelphia Water Rev., 5.25%, 1/1/36, Ser. A	A3/A	484,700

			10,487,942

	South Carolina—0.9%
5,305	Jobs-Economic Dev. Auth. Rev., Bon Secours, 5.625%, 11/15/30, Ser. B	A3/A-	4,849,778

	Tennessee—0.3%
	State Energy Acquisition Corp. Rev., Ser. A,
1,200	5.25%, 9/1/21	Ba1/BBB	1,043,772
365	5.25%, 9/1/22	Ba1/BBB	312,258

			1,356,030

	Texas—9.9%
6,810	Crowley Independent School Dist., GO, 4.75%, 8/1/35, (PSF-GTD)	Aaa/AAA	6,630,965
1,300	Dallas Water Rev., 5.25%, 8/15/38	Aa2/AAA	1,284,634
10,115	Denton Independent School Dist., GO, 5.00%, 8/15/33, (PSF-GTD) (i)	Aaa/AA	10,186,816
465	Judson Independent School Dist., GO, 5.00%, 2/1/30, (PSF-GTD)	Aaa/NR	467,911
	Municipal Gas Acquisition & Supply Corp. I Rev.,
150	5.25%, 12/15/26, Ser. A	A2/A	123,425
8,100	6.25%, 12/15/26, Ser. D	A2/A	7,601,445
	North Harris Cnty. Regional Water Auth. Rev.,
5,500	5.25%, 12/15/33	A3/A+	5,238,145
5,500	5.50%, 12/15/38	A3/A+	5,351,335
	North Texas Tollway Auth. Rev.,
10,800	5.625%, 1/1/33, Ser. A	A2/A-	10,545,552
700	5.75%, 1/1/33, Ser. F	A3/BBB+	681,534
2,000	Sabine River Auth. Rev., 5.20%, 5/1/28, Ser. C	Caa2/CCC	983,040
3,000	Tarrant Cnty. Cultural Education Facs. Finance Corp. Rev., Baylor Health Care Systems Project, 6.25%, 11/15/29	Aa2/AA-	3,223,710

			52,318,512

PIMCO Municipal Income Fund III Schedule of Investments
June 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

	Virginia—0.3%
$1,000	Fairfax Cnty. Industrial Dev. Auth. Rev., Inova Health Systems, 5.50%, 5/15/35, Ser. A	Aa2/AA+	$1,015,130
1,000	James City Cnty. Economic Dev. Auth. Rev., United Methodist Homes, 5.50%, 7/1/37, Ser. A	NR/NR	484,190

			1,499,320

	Washington—8.0%
6,375	Chelan Cnty. Public Utility Dist. Rev., 5.125%, 7/1/33, Ser. C (AMBAC)	Aa2/AA	6,428,423
1,000	Health Care Facs. Auth. Rev., Seattle Cancer Care Alliance, 7.375%, 3/1/38	A3/NR	1,054,560
15,000	King Cnty. Sewer Rev., 5.00%, 1/1/35, Ser. A (FSA) (i)	Aa3/AAA	15,048,450
20,015	Tobacco Settlement Auth. Rev., 6.50%, 6/1/26	Baa3/BBB	19,514,625

			42,046,058

	Wisconsin—2.2%
1,000	Health & Educational Facs. Auth. Rev., Prohealth Care, Inc., 6.625%, 2/15/39	A1/A+	1,020,910
10,000	State Rev., 6.00%, 5/1/36, Ser. A	A1/AA-	10,436,200

			11,457,110

	Total Municipal Bonds & Notes (cost—$525,507,189)		493,311,130

CORPORATE BONDS & NOTES (h)—1.6%
5,500	CIT Group, Inc., 5.80%, 7/28/11	Ba2/BB-	4,123,636
5,000	SLM Corp., 1.252%, 7/26/10, FRN	Ba1/BBB-	4,538,265

	Total Corporate Bonds & Notes (cost—$8,776,325)		8,661,901

VARIABLE RATE NOTES (a)(b)(c)(d)(f)—1.2%
	Texas—1.2%
6,500	JP Morgan Chase Putters/Drivers Trust, GO, 9.317%, 2/1/17, Ser. 3480 (cost—$6,467,825)	NR/AA	6,522,620

SHORT-TERM INVESTMENTS—3.7%
Corporate Notes—2.9%
1,900	American General Finance Corp., 1.542%, 10/2/09, FRN (h)	Baa2/BB+	1,621,445
	CIT Group, Inc. (h),
1,200	0.974%, 8/17/09, FRN	Ba2/BB-	1,166,255
5,785	4.125%, 11/3/09	Ba2/BB-	5,483,706
1,800	Goldman Sachs Group, Inc., 0.934%, 11/16/09, FRN	A1/A	1,798,360
	International Lease Finance Corp. (h),
700	0.881%, 5/24/10, FRN	Baa2/BBB+	638,432
600	1.531%, 1/15/10, FRN	Baa2/BBB+	557,456
4,000	4.75%, 7/1/09	Baa2/BBB+	4,000,000

	Total Corporate Notes (cost—$15,395,482)		15,265,654

Variable Rate Demand Notes (f)(g)—0.8%
	Colorado—0.5%
2,300	Denver City & Cnty., CP, 0.20%, 7/1/09, Ser. A2	VMIG1/NR	2,300,000

	Missouri—0.2%
1,100	State Health & Educational Facs. Auth. Rev., 0.20%, 7/1/09, Ser. B-1	VMIG1/A-1	1,100,000

	New York—0.1%
600	New York City Transitional Finance Auth., 0.27%, 7/1/09, Ser. 1	VMIG1/A-1+	600,000

	Total Variable Rate Demand Notes (cost—$4,000,000)		4,000,000

	Total Short-Term Investments (cost—$19,395,482)		19,265,654

	Total Investments (cost—$560,146,821)—100.0%		$527,761,305

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $10,029,330, representing 1.9% of total investments.

(b)	Illiquid security.

(c)	144A Security—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	When-issued or delayed-delivery security. To be settled/delivered after June 30, 2009.

(e)	In default.

(f)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on June 30, 2009.

(g)	Maturity date shown is date of next put.

(h)	All or partial amount segregated as collateral for reverse repurchase agreements.

(i)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
Glossary:
AMBAC—insured by American Municipal Bond Assurance Corp.
CP—Certificates of Participation
FGIC—insured by Financial Guaranty Insurance Co.
FHA—insured by Federal Housing Administration
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on June 30, 2009.
FSA—insured by Financial Security Assurance, Inc.
GNMA—insured by Government National Mortgage Association
GO—General Obligation Bond
GTD—Guaranteed
NPFGC—insured by National Public Finance Guarantee Corporation
NR—Not Rated
PSF—Public School Fund
Radian—insured by Radian Guaranty, Inc.
XLCA—insured by XL Capital Assurance

Reverse Repurchase Agreements:
The weighted average daily balance of reverse repurchase agreements outstanding during the nine months ended June 30, 2009 was $18,350,214 at a weighted average interest rate of 0.96%. The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated as collateral for reverse repurchase agreements) for open reverse repurchase agreements was $22,129,195. Open reverse repurchase agreements at June 30, 2009:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal

Barclays Bank:	0.80%	6/2/09	7/1/09	$3,348,082	$ 3,346,000
	0.80%	6/2/09	7/2/09	7,751,820	7,747,000
	0.80%	6/4/09	7/6/09	7,062,078	7,058,000
Credit Suisse	0.80%	6/10/09	7/10/09	1,036,460	1,036,000
					$19,187,000
Fair Value Measurements—The Fund has adopted the Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy under FAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•	Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The Fund has adopted FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” (“FAS-157-4”).
FAS 157-4 provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. FAS 157-4 emphasizes that even if there has been a significant decrease in volume and level of activity for the asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.
An investment asset or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.
The valuation techniques used by the Fund to measure fair value during the nine months ended June 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of June 30, 2009, in valuing the Fund’s assets and liabilities is listed below by investment type for more detail on the Total Investments in Securities, please refer to the Fund’s Schedule of Investments:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	6/30/09

Investments in Securities — Assets
Municipal Bonds & Notes	—	$493,311,130	—	$493,311,130
Corporate Bonds & Notes	—	8,661,901	—	8,661,901
Variable Rate Notes	—	6,522,620	—	6,522,620
Short-Term Investments	—	19,265,654	—	19,265,654

Total Investments in Securities	—	$527,761,305	—	$527,761,305

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of June 30, 2009, were as follows:

	Beginning		Accrued		Total Chance	Transfer in
	Balance	Net	Discounts	Total Realized	in Unrealized	and/or out	Ending Balance
	9/30/08	Paydowns	(Premiums)	Gain(Loss)	Gain(Loss)	of Level 3	6/30/09

Investments in Securities — Assets
Municipal Bonds & Notes	$149,999	$(74,760)	—	$2,337	$(50,463)	$(27,113)	$—

Item 2. Controls and Procedures
(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits
     (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Municipal Income Fund III

By	/s/ Brian S. Shlissel
President & Chief Executive Officer
Date: August 25, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: August 25, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer
Date: August 25, 2009

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: August 25, 2009